Property and equipment, net (Tables)	6 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following:

	As of
	September 30, 2024	March 31, 2024
Server hardware	$19,662,133	$19,419,370
Vehicles	98,101	96,890
	19,760,234	19,516,260
Less: accumulated depreciation	(14,065,061)	(13,882,199)
impairment	(5,649,382)	(5,579,631)
Property and equipment, net	$45,791	$54,430